Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
18.	Related party transactions
The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Tencent Holdings Limited (“Tencent Group”)	Parent company of one of our ordinary shareholders
For the years ended December 31, 2019, 2020 and 2021, significant related party transactions were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Live streaming revenue derived from
Equity method investees- talent agencies	78,933,963	23,679,248	—

Advertisement revenue derived from
Tencent Group	2,699,737	743,697	17,190,776

Other revenue derived from
Tencent Group	26,581,068	8,282,751	12,709,293
Equity method investees- talent agencies	—	204,533	—

Total	26,581,068	8,487,284	12,709,293

Bandwidth fees paid to
Tencent Group	230,752,735	212,785,773	240,737,980

Revenue sharing fees and content cost paid to
Tencent Group	4,986,374	6,202,423	510,285
Equity method investees- talent agencies	715,473,955	435,496,349	361,296,329

Total	720,460,329	441,698,772	361,806,614

Payment handling fees paid to
Tencent Group	29,546,113	36,033,966	33,693,357

Content rights purchased from
Tencent Group	112,354,423	75,528,302	304,500,878

As of December 31, 2019, 2020 and 2021, the amounts due from/to related parties are as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Amounts due from related parties
Tencent Group	23,935,019	9,045,078	37,158,946
Equity method investees- talent agencies	108,831	—	—

Total	24,043,850	9,045,078	37,158,946

Amounts due to related parties
Tencent Group	251,069,127	201,579,602	255,438,628
Equity method investees- talent agencies	47,663,895	21,945,327	38,069,178

Total	298,733,022	223,524,929	293,507,806